SCHEDULE OF OPERATING LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
Within 1 year	$ 116	$ 110
Between 1 and 2 years	116	110
Between 2 and 3 years	116	110
Between 3 and 4 years	116	110
Between 4 and 5 years	116	110
More than 5 years	92	197
Total future lease payment	672	747
Less: Imputed interest	(92)	(120)
Present value of operating lease liabilities	580	627
Current liabilities	88	79
Non-current liabilities	492	548
Total operating lease liabilities	$ 580	$ 627